Financial instruments and financial risk management - Foreign exchange risk (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	€ 821,916	€ 312,831	€ 147,169
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percent of reasonably possible decrease in risk assumption	10.00%	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	€ (74,720)	€ (28,440)
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	74,720	28,440
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	488
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	4	2	406
CHF
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	€ 1	€ 4	€ 25
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percent of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	€ 0
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	€ 0